Current liabilities - trade and other payables - Summary of current liabilities - trade and other payables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Trade and other payables [abstract]
Trade payables	$ 1,407	$ 1,249
Accrued payables	576	614
Lease incentive liability	84	10
Total trade and other payables	$ 2,067	$ 1,873